Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2024
Document Effective Date	Oct. 31, 2024
Prospectus Date	Oct. 31, 2024
Palmer Square Ultra-Short Duration Investment Grade Fund | Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus:
Trading Symbol	PSDSX
First Prospectus | Palmer Square Income Plus Fund | Class I
Prospectus:
Trading Symbol	PSYPX
Second Prospectus | Palmer Square Income Plus Fund | Class I
Prospectus:
Trading Symbol	PSYPX
Second Prospectus | Palmer Square Income Plus Fund | Class T
Prospectus:
Trading Symbol	PSTPX